Operating expenses (Tables)	12 Months Ended
Jun. 30, 2023
Operating expenses
Schedule of operating expenses

	2023	2022	2021
	£’000	£’000	£’000
Employee benefit expenses (Note 7)	(331,374)	(384,141)	(322,600)
Short-term and low value leases	(379)	(621)	(514)
Auditors’ remuneration: audit of parent company and consolidated financial statements	(588)	(485)	(30)
Auditors’ remuneration: audit of the Company’s subsidiaries	(165)	(135)	(646)
Auditors’ remuneration: audit-related services	(17)	(14)	(14)
Auditors’ remuneration: other audit services	—	(80)	(105)
Auditors’ remuneration: tax compliance and tax advice services	(10)	(13)	(35)
Foreign exchange losses on operating activities	(2,989)	(50)	(874)
Depreciation - property, plant and equipment (Note 13)	(11,876)	(12,285)	(12,987)
Depreciation – right-of-use assets (Note 14)	(1,692)	(1,749)	(1,698)
Depreciation - investment properties (Note 15)	(280)	(280)	(274)
Amortization – intangible assets (Note 16)	(172,684)	(151,462)	(124,398)
Sponsorship, other commercial and broadcasting costs	(26,083)	(17,174)	(10,861)
External Matchday costs	(37,750)	(24,372)	(9,022)
Travel and entertaining costs	(15,835)	(9,401)	(4,616)
Legal, professional and consultancy costs	(18,178)	(11,241)	(10,370)
Property and utility costs	(34,008)	(26,699)	(16,454)
Other operating expenses (individually less than £10,000,000)	(27,209)	(27,626)	(22,926)
Exceptional items (Note 6)	—	(24,692)	—
	(681,117)	(692,520)	(538,424)